Shareholder Report, Average Annual Return (Details)									8 Months Ended	12 Months Ended	27 Months Ended	48 Months Ended	53 Months Ended	60 Months Ended	62 Months Ended	85 Months Ended	89 Months Ended	93 Months Ended
	Mar. 25, 2024	Aug. 23, 2022	Dec. 07, 2020	Jul. 15, 2020	Sep. 30, 2019	Oct. 30, 2017	Jul. 10, 2017	Feb. 27, 2017	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000194706
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Inspire 100 ETF
C000248596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF
C000176728
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Inspire Corporate Bond ETF
C000223048
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Inspire Momentum ETF
C000237005
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Fidelis Multi Factor ETF
C000176729
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Inspire Global Hope ETF
C000214760
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Inspire International ETF
C000176730
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Inspire Small/Mid Cap ETF
C000220340
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inspire Tactical Balanced ETF
Without Sales Load [Member] | C000194706
Average Annual Return [Line Items]
Average Annual Return, Percent										31.02%				12.35%		11.58%
Without Sales Load [Member] | C000248596
Average Annual Return [Line Items]
Average Annual Return, Percent									13.52%
Without Sales Load [Member] | C000176728
Average Annual Return [Line Items]
Average Annual Return, Percent										7.44%				0.90%			1.69%
Without Sales Load [Member] | C000223048
Average Annual Return [Line Items]
Average Annual Return, Percent										30.00%		8.86%
Without Sales Load [Member] | C000237005
Average Annual Return [Line Items]
Average Annual Return, Percent										27.12%	15.74%
Without Sales Load [Member] | C000176729
Average Annual Return [Line Items]
Average Annual Return, Percent										19.83%				9.73%				9.18%
Without Sales Load [Member] | C000214760
Average Annual Return [Line Items]
Average Annual Return, Percent										11.20%				7.45%	8.42%
Without Sales Load [Member] | C000176730
Average Annual Return [Line Items]
Average Annual Return, Percent										32.53%				11.23%				9.27%
Without Sales Load [Member] | C000220340
Average Annual Return [Line Items]
Average Annual Return, Percent										21.38%			7.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent										33.89%				15.77%		14.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent									16.66%
Bloomberg Intermediate Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Intermediate Corporate Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										33.87%		14.64%
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent										27.61%				12.67%				12.10%
S&P International 700 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P International 700 TR
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Inspire 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inspire 100 Index
Average Annual Return, Percent										31.63%				13.12%		12.40%
Inspire 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Average Annual Return, Percent									13.64%
Inspire Corporate Bond Impact Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Inspire Corporate Bond Impact Index
Average Annual Return, Percent										8.12%				2.17%			2.93%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Credit Index
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent										33.36%		12.53%
WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return, Percent										28.26%	17.07%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Inspire Global Hope Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Inspire Global Hope Index
Average Annual Return, Percent										21.04%				10.00%				9.70%
Inspire Global Hope Ex-US GTR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Inspire Global Hope Ex-US GTR Index
Average Annual Return, Percent										12.55%				7.04%	8.00%
Inspire International NTR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Inspire International NTR Index
Inspire Small/MidCap Impact EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Inspire Small/Mid Cap Index
Average Annual Return, Percent										33.37%				12.67%				10.41%
S&P SmallCap 600 Equal Weight Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Moderate Index
Average Annual Return, Percent										14.76%			4.73%